ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Accounts Receivable [Abstract]
Trade receivables	$ 11,096	$ 11,900
Harmonized sales taxes receivable	728	4,741
Government programs	2,936	168
Less: Provision for doubtful accounts	(13)	(268)
Accounts receivable	$ 14,747	$ 16,541